Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Fair Value Disclosures [Abstract]
Fair Value Measurements

Note 10 - Fair Value Measurements

The carrying amounts of cash and cash equivalents, trade accounts receivable, prepaid expenses and other current assets, accounts payable and accrued expenses approximate fair value because of the short-term nature of these financial instruments. The carrying amounts of borrowings under credit facilities approximates fair value as variable interest rates on these instruments approximates current market rates.

The Company estimates the fair value of the term loan based on a discounted cash flow method. The carrying value of the term loan was based on an accounting entry where proceeds from the loan were first allocated to the warrants liabilities. The following table presents the carrying amount and fair value of the Company’s term note, line of credit and warrants liabilities by hierarchy level:

			March 31, 2024		December 31, 2023
	Fair Value Hierarchy		Carrying Amount	Fair Value	Carrying Amount	Fair Value
Term loan	Level 3	(2)	$3,054	$3,565	$2,881	$3,314
Line of credit	Level 2	(1)	$2,171	$2,171	$1,741	$1,741

(1)	the fair value estimates are based upon observable market data

(2)	the fair value estimates are based on unobservable inputs reflecting management’s assumptions about inputs used in pricing the asset or liability

Note 9 - Fair Value Measurements

The carrying amounts of cash and cash equivalents, trade accounts receivable, prepaid expenses and other current assets, accounts payable and accrued expenses approximate fair value because of the short-term nature of these financial instruments. The carrying amounts of borrowings under credit facilities approximates fair value as variable interest rates on these instruments approximates current market rates.

The Company estimates the fair value of the term loan based on a discounted cash flow method. The carrying value of the term loan was based on an accounting entry where proceeds from the loan were first allocated to the warrants liabilities. The following table presents the carrying amount and fair value of the Company’s term note and line of credit by hierarchy level:

			December 31, 2023		December 31, 2022
	Fair Value Hierarchy		Carrying Amount	Fair Value	Carrying Amount	Fair Value
Term loan, net	Level 3	(2)	$2,881	$3,314	$—	$—
Line of credit	Level 2	(1)	$1,741	$1,741	$11,444	$11,444

(1)	the fair value estimates are based upon observable market data

(2)	the fair value estimates are based on unobservable inputs reflecting management’s assumptions about inputs used in pricing the asset or liability